21 Derivative financial liability - current (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Financial Liability - Current
Equity settled derivative financial liability
At 1 January			400
Warrants issued	1,148
Gain recognised in finance income within the consolidated statement of comprehensive income	(484)		(400)
At 31 December	£ 664